STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR PLAN BENEFITS - The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Interest and dividend income	$ 836,243	$ 819,333
Interest income, notes receivable from participants	18,709	17,465
Net appreciation in fair value of investments	1,119,440	2,376,009
Net investment income	1,974,392	3,212,807
Contributions:
Participant	1,146,650	1,141,754
Employer	555,807	524,759
Rollover	118,001	402,278
Total contributions	1,820,458	2,068,791
TOTAL ADDITIONS	3,794,850	5,281,598
DEDUCTIONS FROM NET ASSETS
Benefits paid to participants	4,081,575	4,239,425
Administrative expenses	38,060	32,625
TOTAL DEDUCTIONS	4,119,635	4,272,050
Net (decrease) increase in net assets	(324,785)	1,009,548
Net assets available for benefits, beginning	25,339,765	24,330,217
NET ASSETS AVAILABLE FOR PLAN BENEFITS, ENDING	$ 25,014,980	$ 25,339,765